Note 5 - Fair Value Measurements and Financial Instruments - Assets Measured on a Recurring Basis (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Assets, fair value	$ 15,009	$ 8,204
Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Fair Value, Inputs, Level 2 [Member]
Assets, fair value	15,009	8,204
Fair Value, Inputs, Level 3 [Member]
Assets, fair value
Bank Time Deposits [Member]
Assets, fair value	1,243
Bank Time Deposits [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Bank Time Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	1,243
Bank Time Deposits [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value
Debt Security, Government, Non-US [Member]
Assets, fair value	1,994	2,003
Debt Security, Government, Non-US [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Debt Security, Government, Non-US [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	1,994	2,003
Debt Security, Government, Non-US [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value
US Treasury Securities [Member]
Assets, fair value	6,985
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	6,985
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value
Corporate Debt Securities [Member]
Assets, fair value		1,999
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value		1,999
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value
Investments [Member]
Assets, fair value	4,787	4,202
Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value
Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	4,787	4,202
Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value